Change in Accounting Principle	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Changes in Accounting Principle
Changes in Accounting Principle

Effective January 1, 2015, the Company changed its methods of accounting for “front store” inventories in the Retail/LTC Segment. Prior to 2015, the Company valued front store inventories at the lower of cost or market on a first-in, first-out (“FIFO”) basis in retail stores using the retail inventory method and in distribution centers using the FIFO cost method. Effective January 1, 2015, all front store inventories in the Retail/LTC Segment have been valued at the lower of cost or market using the weighted average cost method. These changes affected approximately 36% of consolidated inventories.

These changes were made primarily to provide the Company with better information to manage its retail front store operations and to bring all of the Company’s inventories to a common inventory valuation methodology. The Company believes the weighted average cost method is preferable to the retail inventory method and the FIFO cost method because it results in greater precision in the determination of cost of revenues and inventories at the stock keeping unit (“SKU”) level and results in a consistent inventory valuation method for all of the Company’s inventories as all of the Company’s remaining inventories, which consist of prescription drugs, were already being valued using the weighted average cost method.

The Company recorded the cumulative effect of these changes in accounting principle as of January 1, 2015. The Company determined that retrospective application for periods prior to 2015 is impracticable, as the period-specific information necessary to value front store inventories in the Retail/LTC Segment under the weighted average cost method is unavailable. The Company implemented a new perpetual inventory system to manage front store inventory at the SKU level and valued front store inventory as of January 1, 2015 and calculated the cumulative impact. The effect of these changes in accounting principle as of January 1, 2015, was a decrease in inventories of $7 million, an increase in current deferred income tax assets of $3 million and a decrease in retained earnings of $4 million.

Had the Company not made these changes in accounting principle, for the year ended December 31, 2015, income from continuing operations would have been lower by $27 million. Basic and diluted earnings per share from continuing operations attributable to CVS Health would have been approximately $0.02 per share lower for the year ended December 31, 2015.